Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Number of Options
Outstanding	1,508,334	0
Granted	2,835,000	1,508,334
Outstanding	4,343,334	1,508,334	0
Exercisable	1,387,871
Weighted Average Exercise Price
Outstanding	$ 4.50	$ 0
Granted	$ 3.14	$ 4.50
Outstanding	$ 3.61	$ 4.50	$ 0
Exercisable	$ 4.33
Weighted Average Remaining Contractual Life
Outstanding	5 years 7 months 6 days	4 years 7 months 6 days	0 years
Exercisable	4 years